SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2022
Segmented Information

23. SEGMENTED INFORMATION

The Company reviews its segment reporting to ensure it reflects the operational structure of the Company and enables the Company's Chief Operating Decision Maker (the Company’s CEO) to review operating segment performance. We have determined that each producing mine represents an operating segment, of which there is one as of December 31, 2022.

The Company’s revenues for the year ended December 31, 2022, of $44,187 (2021 - $11,228) are all attributable to one reportable segment in Mexico, from shipments of concentrate produced by the Avino Mine and processed material from the Avino Historic Above Ground stockpiles.

On the consolidated statements of operations, the Company had revenue from the following product mixes:

	2022	2021
Silver	$16,570	$3,421
Copper	10,258	5,566
Gold	25,875	4,344
Penalties, treatment costs and refining charges	(8,516)	(2,103)
Total revenue from mining operations	$44,187	$11,228

For the year ended December 31, 2022 and 2021, the Company had the following customers that accounted for total revenues as follows:

	2022	2021
Customer #1	$39,911	$5,521
Customer #2	3,479	3,045
Other customers	797	2,662
Total revenue from mining operations	$44,187	$11,228

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	December 31, 2022	December 31, 2021
Exploration and evaluation assets - Mexico	$46,541	$11,052
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$46,542	$11,053

	December 31, 2022	December 31, 2021
Plant, equipment, and mining properties - Mexico	$43,812	$35,390
Plant, equipment, and mining properties - Canada	244	285
Total plant, equipment, and mining properties	$44,056	$35,675